Restatements of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) - Schedule of Restatements (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Additional paid in capital				$ 30,326,963	$ 27,583,920	$ 26,199,595	$ 27,583,920		$ 30,326,963
Accumulated deficit	$ (33,430,391)			(22,742,556)	(18,394,743)	(14,085,632)	(18,394,743)	$ (33,430,391)	(22,742,556)	$ (29,753,721)	$ (9,604,897)
Selling, general and administrative expense	745,827			2,690,991		3,514,758	7,548,881	3,464,312	8,943,389	11,350,406	5,747,969
Total operating expenses	884,877			2,845,321		3,650,835	7,853,568	3,927,390	9,439,260	12,027,332	6,056,704
Operating loss	(753,249)			(3,245,208)		(3,398,338)	(7,390,888)	(3,692,607)	(11,097,637)	(13,813,338)	(6,314,646)
Interest income (expense), net						(1,082,397)	(1,082,097)		(1,085,220)	(1,081,226)	(1,326,160)
Net loss	$ (750,009)	$ (950,955)	$ (1,975,706)	(3,328,773)	(3,992,250)	(4,480,735)	(8,472,985)	$ (3,676,670)	(11,801,758)	(18,749,163)	(7,640,806)
Net loss attributable to common stockholders							$ (8,789,985)		$ (13,137,659)	$ (20,148,824)	$ (7,640,806)
Net loss per common shares, basic and diluted						$ (4.44)	$ (7.53)		$ (10.41)	$ (14.89)	$ (23.61)
As reported [Member]
Additional paid in capital				29,207,669	26,464,626	$ 25,080,301	$ 26,464,626		$ 29,207,669
Accumulated deficit				(21,623,262)	(17,275,449)	(12,966,338)	(17,275,449)		(21,623,262)
Selling, general and administrative expense						3,067,608	7,101,731		10,426,604
Total operating expenses						3,203,685	7,406,418		10,905,941
Operating loss						(2,951,188)	(6,943,738)		(10,269,338)
Interest income (expense), net						(410,253)	(409,953)		(413,076)
Net loss						(3,361,411)	(7,353,691)		(10,682,464)
Net loss attributable to common stockholders							$ (7,670,552)		$ (12,018,365)
Net loss per common shares, basic and diluted						$ (3.33)	$ (6.57)		$ (9.52)
Adjustment [Member]
Additional paid in capital				1,119,294	1,119,294	$ 1,119,294	$ 1,119,294		$ 1,119,294
Accumulated deficit				$ (1,119,294)	$ (1,119,294)	(1,119,294)	(1,119,294)		(1,119,294)
Selling, general and administrative expense						447,150	447,150		447,150
Total operating expenses						447,150	447,150		447,150
Operating loss						(447,150)	(447,150)		(447,150)
Interest income (expense), net						(672,144)	(672,144)		(672,144)
Net loss						(1,119,294)	(1,119,294)		(1,119,294)
Net loss attributable to common stockholders							$ (1,119,294)		$ (1,119,294)
Net loss per common shares, basic and diluted						$ (1.11)	$ (0.96)		$ (0.89)